Share capital and additional paid in capital - Disclosure of changes in combined capital and additional paid in capital (Detail) ¥ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance		¥ 438,874		¥ 29,439		¥ 14,558
Conversion of preferred shares to share capital	$ 36,000,000	319,335
Issuance of share capital		149,011		3,943,584
Exercise of option		2,361		5,422
Contribution from the controlling shareholder				27,179		264,555
Share-based payments from the controlling shareholder		5,251		18,163
Ending balance	(6,141,000)	(43,605)	$ (6,141,000)	438,874		29,439
Issued Capital [member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance		146,730
Conversion of preferred shares to share capital		7,807
Issuance of share capital		7,175		25,910
Exercise of option		3,471		219
Ending balance	23,266,000	165,183	23,266,000	146,730
Issued Capital [member] | Common Stock [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance		146,730
Stock dividend to the controlling shareholder				32
Conversion of preferred shares to share capital		7,807		21,905
Recapitalization upon the Merger				110,343
Deemed issuance of shares upon the Merger transaction				10,226
Issuance of share capital		7,175		4,005
Exercise of option		3,471		219
Ending balance		165,183		146,730
Subscription Receivable [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Issuance of share capital		(4,696)
Ending balance	(661,000)	(4,696)	(661,000)
Subscription Receivable [Member] | Common Stock [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Issuance of share capital		(4,696)
Ending balance		(4,696)
Additional paid-in capital [member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance		6,358,600		423,329		147,986
Conversion of preferred shares to share capital		311,528
Issuance of share capital		146,532		3,917,674
Exercise of option		(1,110)		5,203
Contribution from the controlling shareholder				27,179		264,555
Share-based payments from the controlling shareholder		5,251		18,163
Ending balance	$ 1,013,583,000	7,196,341	$ 1,013,583,000	6,358,600		423,329
Additional paid-in capital [member] | Common Stock [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance		6,358,600		423,329
Stock dividend to the controlling shareholder				(32)
Conversion of preferred shares to share capital		311,528		3,712,984
Recapitalization upon the Merger				(110,343)
Deemed issuance of shares upon the Merger transaction				1,881,758
Issuance of share capital		146,532		204,690
Transaction cost related to issuance of shares		(18,285)
Exercise of option		(1,110)		5,203
Contribution from the controlling shareholder				27,179
Share-based payments from the Company		393,825		195,669
Share-based payments from the controlling shareholder		5,251		18,163
Ending balance		7,196,341		6,358,600		423,329
Issued Capital And Additional Paid in Capital | Common Stock [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance		6,505,330		423,329
Conversion of preferred shares to share capital		319,335		3,734,889
Deemed issuance of shares upon the Merger transaction				1,891,984
Issuance of share capital		149,011		208,695
Transaction cost related to issuance of shares		(18,285)
Exercise of option		2,361		5,422
Contribution from the controlling shareholder				27,179
Share-based payments from the Company		393,825		195,669
Share-based payments from the controlling shareholder		5,251		18,163
Ending balance		¥ 7,356,828		¥ 6,505,330		¥ 423,329
Ordinary shares [member] | Issued Capital [member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance (in shares) | shares		2,196,978,125	2,196,978,125	500	500
Beginning balance | $			$ 21,969,781		$ 1
Subdivision of shares, shares | shares				4,500	4,500
Stock dividend to the controlling shareholder, shares | shares				49,995,000	49,995,000
Stock dividend to the controlling shareholder | $					$ 5,000
Conversion of preferred shares to share capital, shares | shares		108,760,310	108,760,310	326,976,779	326,976,779
Conversion of preferred shares to share capital | $			$ 1,087,603		$ 3,269,768
Recapitalization upon the Merger, shares | shares				1,597,547,772	1,597,547,772
Recapitalization upon the Merger | $					$ 16,470,477
Deemed issuance of shares upon the Merger transaction, shares | shares				161,713,040	161,713,040
Deemed issuance of shares upon the Merger transaction | $					$ 1,617,130
Issuance of share capital, shares | shares		101,000,000	101,000,000	57,570,524	57,570,524
Issuance of share capital | $			$ 1,010,000		$ 575,705
Exercise of option, shares | shares		48,463,868	48,463,868	3,170,010	3,170,010
Exercise of option | $			$ 484,639		$ 31,700
Ending balance (in shares) | shares	2,455,202,303	2,455,202,303	2,455,202,303	2,196,978,125	2,196,978,125	500
Ending balance | $	$ 24,552,023		$ 24,552,023		$ 21,969,781